Other Non-Operating Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Expense, Nonoperating [Line Items]
Other non-operating expense	$ 82	$ 7	$ 12
Yangcheng [Member]
Component of Other Expense, Nonoperating [Line Items]
Other-than-temporary impairments of equity method investments	74
Effective Ownership %	25.00%
Generation Capacity (MW)	2,100
Fair Value	26
Carrying Amount	$ 100